Distribution Date:	09/17/21	Morgan Stanley Capital I Inc.
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2011-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	14	Trust Advisor	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	15		Trust Advisor	Trustadvisor@trimontrea.com
Historical Detail	16		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Delinquency Loan Detail	17	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	18			trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	19		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	20	Trustee	U.S. Bank National Association
Modified Loan Detail	21		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	22		190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
Historical Bond / Collateral Loss Reconciliation Detail	23-24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61760RAY8	2.178000%	85,448,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61760RAZ5	3.224000%	448,881,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61760RBA9	4.054000%	219,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61760RBB7	4.118000%	291,053,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-J	61760RAE2	5.466608%	162,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	19.13%
B	61760RAG7	5.466608%	69,005,000.00	54,400,421.56	54,400,421.56	247,821.49	0.00	0.00	54,648,243.05	0.00	0.00%	14.50%
C	61760RAJ1	5.466608%	44,760,000.00	44,760,000.00	29,408,155.69	203,904.48	0.00	0.00	29,612,060.17	15,351,844.31	91.49%	11.50%
D	61760RAL6	5.466608%	31,704,000.00	31,704,000.00	0.00	144,427.79	0.00	0.00	144,427.79	31,704,000.00	73.91%	9.38%
E	61760RAN2	5.466608%	54,085,000.00	54,085,000.00	0.00	246,384.58	0.00	0.00	246,384.58	54,085,000.00	43.93%	5.75%
F	61760RAQ5	5.466608%	11,190,000.00	11,190,000.00	0.00	50,976.12	0.00	0.00	50,976.12	11,190,000.00	37.73%	5.00%
G	61760RAS1	5.466608%	26,110,000.00	26,110,000.00	0.00	118,944.28	0.00	0.00	118,944.28	26,110,000.00	23.25%	3.25%
H	61760RAU6	5.466608%	48,489,764.00	41,946,034.06	0.00	55,593.93	0.00	0.00	55,593.93	41,946,034.06	0.00%	0.00%
R	61760RAX0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,491,988,764.00	264,195,455.62	83,808,577.25	1,068,052.67	0.00	0.00	84,876,629.92	180,386,878.37

Notional Certificates
X-A	61760RAA0	5.466608%	1,206,645,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61760RAC6	0.000000%	285,343,764.00	264,195,455.62	0.00	0.00	0.00	0.00	0.00	180,386,878.37
Notional SubTotal			1,491,988,764.00	264,195,455.62	0.00	0.00	0.00	0.00	0.00	180,386,878.37

Deal Distribution Total					83,808,577.25	1,068,052.67	0.00	0.00	84,876,629.92

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61760RAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61760RAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61760RBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61760RBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-J	61760RAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61760RAG7	788.35477951	788.35477951	3.59135555	0.00000000	0.00000000	0.00000000	0.00000000	791.94613506	0.00000000
C	61760RAJ1	1,000.00000000	657.01867046	4.55550670	0.00000000	0.00000000	0.00000000	0.00000000	661.57417717	342.98132954
D	61760RAL6	1,000.00000000	0.00000000	4.55550688	0.00000000	0.00000000	0.00000000	0.00000000	4.55550688	1,000.00000000
E	61760RAN2	1,000.00000000	0.00000000	4.55550670	0.00000000	0.00000000	0.00000000	0.00000000	4.55550670	1,000.00000000
F	61760RAQ5	1,000.00000000	0.00000000	4.55550670	0.00000000	0.00000000	0.00000000	0.00000000	4.55550670	1,000.00000000
G	61760RAS1	1,000.00000000	0.00000000	4.55550670	0.00000000	0.00000000	0.00000000	0.00000000	4.55550670	1,000.00000000
H	61760RAU6	865.04925163	0.00000000	1.14650857	2.79422911	27.13015328	0.00000000	0.00000000	1.14650857	865.04925163
R	61760RAX0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61760RAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61760RAC6	925.88480616	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	632.17389384

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-J	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	08/01/21 - 08/30/21	30	0.00	247,821.49	0.00	247,821.49	0.00	0.00	0.00	247,821.49	0.00
C	08/01/21 - 08/30/21	30	0.00	203,904.48	0.00	203,904.48	0.00	0.00	0.00	203,904.48	0.00
D	08/01/21 - 08/30/21	30	0.00	144,427.79	0.00	144,427.79	0.00	0.00	0.00	144,427.79	0.00
E	08/01/21 - 08/30/21	30	0.00	246,384.58	0.00	246,384.58	0.00	0.00	0.00	246,384.58	0.00
F	08/01/21 - 08/30/21	30	0.00	50,976.12	0.00	50,976.12	0.00	0.00	0.00	50,976.12	0.00
G	08/01/21 - 08/30/21	30	0.00	118,944.28	0.00	118,944.28	0.00	0.00	0.00	118,944.28	0.00
H	08/01/21 - 08/30/21	30	1,180,043.22	191,085.44	0.00	191,085.44	135,491.51	0.00	0.00	55,593.93	1,315,534.73
Totals			1,180,043.22	1,203,544.18	0.00	1,203,544.18	135,491.51	0.00	0.00	1,068,052.67	1,315,534.73

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 26

Additional Information
Total Available Distribution Amount (1)	84,876,629.92
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,225,667.50	Master Servicing Fee	20,475.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	639.28
Interest Adjustments	(601.65)	Trustee Fee	43.23
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	364.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,225,065.85	Total Fees	21,521.66

Principal		Expenses/Reimbursements
Scheduled Principal	81,456,840.13	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	98,723.61
Principal Prepayments	2,211,398.51	Special Servicing Fees (Monthly)	36,767.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	140,338.61	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	83,808,577.25	Total Expenses/Reimbursements	135,491.51

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,068,052.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	83,808,577.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	84,876,629.92
Total Funds Collected	85,033,643.10	Total Funds Distributed	85,033,643.09

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	264,195,455.62	264,195,455.62	Beginning Certificate Balance	264,195,455.62
(-) Scheduled Principal Collections	81,456,840.13	81,456,840.13	(-) Principal Distributions	83,808,577.25
(-) Unscheduled Principal Collections	2,211,398.51	2,211,398.51	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	140,338.61	140,338.61	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	180,386,878.37	180,386,878.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	265,712,811.71	265,712,811.71	Ending Certificate Balance	180,386,878.37
Ending Actual Collateral Balance	182,352,034.92	182,352,034.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.47
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	3	9,902,124.75	5.49%	58	5.4389	1.309361	1.30 or less	2	83,569,816.61	46.33%	1	5.3718	0.869101
10,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	91,946,037.87	50.97%	(2)	5.0000	1.495400
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 2.00	1	3,129,123.66	1.73%	59	5.6500	1.819100
70,000,001 to 80,000,000	1	78,538,715.75	43.54%	(3)	5.3700	0.886000	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 to 150,000,000	1	91,946,037.87	50.97%	(2)	5.0000	1.495400	2.21 to 2.80	1	1,741,900.23	0.97%	58	5.1720	2.427200
150,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.81 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	180,386,878.37	100.00%	1	5.1852	1.219861	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	5	180,386,878.37	100.00%	1	5.1852	1.219861
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
California	1	3,129,123.66	1.73%	59	5.6500	1.819100
							Retail	6	180,386,878.37	100.00%	1	5.1852	1.219861
Kentucky	1	78,538,715.75	43.54%	(3)	5.3700	0.886000
							Totals	6	180,386,878.37	100.00%	1	5.1852	1.219861
Maryland	1	5,031,100.86	2.79%	57	5.4000	0.605300
Ohio	3	93,687,938.10	51.94%	(1)	5.0032	1.512725
Totals	6	180,386,878.37	100.00%	1	5.1852	1.219861

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	5 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	1	91,946,037.87	50.97%	(2)	5.0000	1.495400	6 to 11 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	3	85,311,716.84	47.29%	2	5.3677	0.900915	12 months or greater	5	180,386,878.37	100.00%	1	5.1852	1.219861
	5.501% to 6.000%	1	3,129,123.66	1.73%	59	5.6500	1.819100	Totals	5	180,386,878.37	100.00%	1	5.1852	1.219861
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	180,386,878.37	100.00%	1	5.1852	1.219861
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	90 months or less	4	178,644,978.14	99.03%	0	5.1853	1.208088	230 months or less	1	5,031,100.86	2.79%	57	5.4000	0.605300
	91 to 114 months	0	0.00	0.00%	0	0.0000	0.000000	231 to 350 months	3	173,613,877.28	96.25%	(1)	5.1791	1.225556
	115 to 174 months	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	175 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	4	178,644,978.14	99.03%	0	5.1853	1.208088
	Totals	4	178,644,978.14	99.03%	0	5.1853	1.208088
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	5	180,386,878.37	100.00%	1	5.1852	1.219861	90 months or less	1	1,741,900.23	0.97%	58	5.1720	2.427200
	12 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	91 to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 to 174 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	180,386,878.37	100.00%	1	5.1852	1.219861	175 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	1	1,741,900.23	0.97%	58	5.1720	2.427200
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	845100002	RT	Canton	OH	Actual/360	5.00025%	396,483.01	280,075.57	140,338.61	N/A	07/01/21	--	92,226,113.44	91,946,037.87	11/01/20
3	453000067	RT	Louisville	KY	Actual/360	5.37025%	363,951.70	167,724.89	0.00	N/A	06/06/21	--	78,706,440.64	78,538,715.75	06/06/21
7	845100007	OF	Irving	TX	Actual/360	5.54925%	217,108.74	45,436,344.21	0.00	N/A	08/01/21	--	45,436,344.21	0.00	09/01/21
12	453000103	RT	Granada Hills	CA	Actual/360	6.18025%	189,692.10	35,645,243.28	0.00	N/A	09/10/21	--	35,645,243.28	0.00	09/10/21
42	845100042	RT	Eldersburg	MD	Actual/360	5.40025%	23,538.96	31,041.17	0.00	N/A	06/01/26	--	5,062,142.03	5,031,100.86	09/01/21
56	845100056	RT	Various	OH	Actual/360	5.17225%	7,871.36	25,487.56	0.00	N/A	07/01/26	--	1,767,387.79	1,741,900.23	09/01/21
60	453000089	RT	Porterville	CA	Actual/360	5.65025%	15,244.53	4,208.32	0.00	N/A	08/10/26	--	3,133,331.98	3,129,123.66	09/10/21
61	453000101	RT	Farmington	NM	Actual/360	5.85025%	11,175.45	2,218,452.25	0.00	09/10/21	09/10/36	--	2,218,452.25	0.00	09/10/21
Totals							1,225,065.85	83,808,577.25	140,338.61				264,195,455.62	180,386,878.37
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	11,258,722.00	7,724,947.38	01/01/20	09/30/20	12/11/20	23,349,648.68	968,128.31	430,585.17	4,050,121.28	0.00	0.00
3	7,234,963.77	2,921,115.00	01/01/21	06/30/21	--	0.00	0.00	525,265.08	1,576,888.48	0.00	0.00
7	4,537,861.17	2,228,123.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,468,121.11	2,086,579.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,099,743.08	126,135.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	990,211.60	495,105.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	436,764.92	213,749.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	246,449.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	29,272,837.59	15,795,756.61				23,349,648.68	968,128.31	955,850.24	5,627,009.76	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 14 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
61	453000101	2,211,398.51	Payoff Prior to Maturity	0.00	0.00
Totals		2,211,398.51		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,211,398.51	5.185187%	4.854310%	1
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.387511%	5.131162%	1
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	22,436,057.61	5.378593%	5.140694%	2
06/17/21	0	0.00	0	0.00	1	92,378,026.62	0	0.00	0	0.00	0	0.00	0	0.00	4	45,451,569.03	5.378324%	5.196208%	3
05/17/21	0	0.00	0	0.00	1	92,516,513.25	0	0.00	0	0.00	0	0.00	0	0.00	8	78,168,624.15	5.393139%	5.223115%	4
04/16/21	0	0.00	0	0.00	1	92,667,221.45	0	0.00	0	0.00	0	0.00	0	0.00	4	57,267,259.04	5.310131%	5.157108%	4
03/17/21	0	0.00	0	0.00	1	92,804,468.28	0	0.00	0	0.00	0	0.00	0	0.00	4	40,853,929.93	5.353162%	5.207836%	5
02/18/21	0	0.00	0	0.00	1	92,979,702.17	0	0.00	0	0.00	0	0.00	0	0.00	2	23,032,817.89	5.341681%	5.199765%	6
01/15/21	0	0.00	0	0.00	1	93,115,609.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.338842%	5.198657%	7
12/17/20	0	0.00	0	0.00	1	93,250,933.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.338860%	5.198687%	8
11/18/20	0	0.00	0	0.00	1	93,398,594.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.338883%	5.198722%	9
10/19/20	0	0.00	0	0.00	1	93,532,706.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.338900%	5.198751%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 16 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	845100002 11/01/20		9	5	430,585.17	4,050,121.28	2,668.00	93,398,594.71	05/15/20	1
3	453000067 06/06/21		2	5	525,265.08	1,576,888.48	0.00	79,051,315.46	06/30/21	1
Totals					955,850.24	5,627,009.76	2,668.00	172,449,910.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		170,484,754	0	170,484,754		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		9,902,125	9,902,125	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	180,386,878	9,902,125	0	78,538,716	91,946,038	0
Aug-21	264,195,456	93,262,902	0	78,706,441	92,226,113	0
Jul-21	298,500,630	127,401,123	0	78,873,394	92,226,113	0
Jun-21	328,178,309	150,136,439	0	0	178,041,870	0
May-21	381,409,016	288,892,503	0	0	92,516,513	0
Apr-21	493,249,386	400,582,164	0	0	92,667,221	0
Mar-21	568,998,478	476,194,009	0	0	92,804,468	0
Feb-21	611,235,856	518,256,154	0	0	92,979,702	0
Jan-21	635,439,500	542,323,891	0	0	93,115,609	0
Dec-20	636,604,958	543,354,024	0	0	93,250,934	0
Nov-20	637,853,584	544,454,989	0	0	93,398,595	0
Oct-20	639,007,972	545,475,266	0	0	93,532,706	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	845100002	91,946,037.87	93,398,594.71	159,000,000.00	06/01/11	10,318,725.33	1.59890	09/30/20	07/01/21	240
3	453000067	78,538,715.75	79,051,315.46	147,000,000.00	05/11/11	5,890,646.27	0.91560	06/30/21	06/06/21	236
Totals		170,484,753.62	172,449,910.17	306,000,000.00		16,209,371.60

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 19 of 26

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	845100002	RT	OH	05/15/20	1

8/5/2021 - Loan transferred to the Special Servicer 5-15-2020 due to Imminent Monetary Default. Loan and a SASB loan backed by five malls are backed by Israeli bonds. The bonds were trading at pennies on the dollar. Once they were downgraded, the bon

d holders had the ability to step in for the Borrower, which occurred in September. The new group that is representing the Israeli bondholders provided a modification proposal and has completely stepped in for Starwood.

SS and Lender counsel prepared

complaint and motion to appoint receiver and Borrower engaged bankruptcy counsel. Borrower counsel proposed a standstill agreement for 30 days as an alternative to filing. Lender agreed and final terms

were presented to Borrower representatives 6/1.				Israeli Court approval is required. Terms sheet and loan modification is under review and in the approval process.

3	453000067	RT	KY	06/30/21	1

9/3/2021 - The loan transferred into special servicing in July 2021 for maturity default. The loan matured on 6/6/2021 and the borrower's refinance funding fell through. The Borrower and Lender are currently discussion a potential loan extension.

Te	rms have been agreed upon in principal, and the lender is currently seeking formal approval to move forward.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 20 of 26

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
48	845100048	5,157,145.44	5.72003%	5,157,145.44 5.72003%		10	06/01/20	04/01/20	07/13/20
Totals		5,157,145.44		5,157,145.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 21 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	845100016 07/16/21	22,505,770.95	36,000,000.00	16,379,634.64	415,323.14	16,379,634.64	15,964,311.50	6,541,459.45	0.00	0.00	6,541,459.45	24.22%
51	845100051 07/17/18	5,357,491.12	4,500,000.00	5,789,944.20	432,453.08	5,789,944.20	5,357,491.12	0.00	0.00	(2,270.94)	2,270.94	0.03%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		27,863,262.07	40,500,000.00	22,169,578.84	847,776.22	22,169,578.84	21,321,802.62	6,541,459.45	0.00	(2,270.94)	6,543,730.39

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 22 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/21	0.00	(29,946.60)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(29,775.61)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(10.69)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(11.03)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(10.46)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(10.85)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(10.46)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(10.38)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(10.33)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(10.29)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(10.59)	0.00	0.00	0.00	0.00	0.00	0.00
		10/19/20	0.00	(10.20)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/20	0.00	(10.49)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/20	0.00	(10.44)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/20	0.00	(10.06)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/20	0.00	(10.35)	0.00	0.00	0.00	0.00	0.00	0.00
		05/15/20	0.00	(9.98)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/20	0.00	(10.26)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/20	0.00	(3.72)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/20	0.00	(6.86)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/20	0.00	(6.39)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/19	0.00	(6.16)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/19	0.00	(6.33)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/19	0.00	(6.10)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/19	0.00	(6.13)	0.00	0.00	0.00	0.00	0.00	0.00
16	845100016	07/16/21	0.00	0.00	6,541,459.45	0.00	0.00	6,541,459.45	0.00	0.00	6,541,459.45
51	845100051	07/16/21	0.00	0.00	2,270.94	0.00	0.00	40.00	0.00	0.00	2,270.94
		03/17/20	0.00	0.00	2,230.94	0.00	0.00	1,417.67	0.00	0.00
		02/18/20	0.00	0.00	813.27	0.00	0.00	(726.60)	0.00	0.00
		01/17/20	0.00	0.00	1,539.87	0.00	0.00	149.37	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
51	845100051	08/16/19	0.00	0.00	1,390.50	0.00	0.00	1,390.50	0.00	0.00
		07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(29,946.60)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(59,930.76)	6,543,730.39	0.00	0.00	6,543,730.39	0.00	0.00	6,543,730.39

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 24 of 26

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	19,824.15	0.00	0.00	98,723.61	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	16,943.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	36,767.90	0.00	0.00	98,723.61	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		135,491.51

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 25 of 26

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 26 of 26